Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FEDERATED INSURANCE SERIES
Prospectus Date	rr_ProspectusDate	Apr. 30, 2013
Primary Shares Class | Federated High Income Bond Fund II
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Federated High Income Bond Fund II (the "Fund")
Objective [Heading]	rr_ObjectiveHeading	RISK/RETURN SUMMARY: INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund's investment objective is to seek high current income.
Expense [Heading]	rr_ExpenseHeading	RISK/RETURN SUMMARY: FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	Note: The table below and the Example that follows it relate exclusively to the Primary Shares (P) of the Fund. They do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract. If these had been included, your costs would be higher.

		This table describes the fees and expenses that you may pay if you buy and hold P class of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2014
Fee Waiver Or Reimbursement Over Assets Later Of Termination Or Next Effective Prospectus	fis_FeeWaiverOrReimbursementOverAssetsLaterOfTerminationOrNextEffectiveProspectus	up to but not including the later of (the "Termination Date"): (a) May 1, 2014; or (b) the date of the Fund's next effective Prospectus.
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 33% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	33.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

		The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that operating expenses are as shown in the table above and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	RISK/RETURN SUMMARY: INVESTMENTS, RISKS and PERFORMANCE What are the Fund's Main Investment Strategies?
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund pursues its investment objective by investing primarily in a diversified portfolio of high-yield, lower-rated corporate bonds (also known as "junk bonds"). The Fund primarily invests in domestic high-yield, lower-rated bonds but may invest a portion of its portfolio in securities of issuers based outside of the United States (so-called "foreign securities") in both emerging and developed markets.

The Fund may invest in derivative contracts and/or hybrid instruments to implement elements of its investment strategy as more fully described in the Fund's Prospectus.

		Because the Fund refers to high-income bond investments in its name, it will notify shareholders at least 60 days in advance of any change in its investment policies that would enable the Fund to normally invest less than 80% of its net assets (plus any borrowings for investment purposes) in fixed-income investments rated below investment grade.
Risk [Heading]	rr_RiskHeading	What are the Main Risks of Investing in the Fund?
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:
  Issuer Credit Risk. It is possible that interest or principal on securities will not be paid when due. Noninvestment-grade securities generally have a higher default risk than investment-grade securities. Such non-payment or default may reduce the value of the Fund's portfolio holdings, its share price and its performance.
  Counterparty Credit Risk. Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.
  Liquidity Risk. Liquidity of individual corporate bonds varies considerably. Low-grade corporate bonds have less liquidity than investment-grade securities, which means that it may be more difficult to buy or sell a security at a favorable price or time.
  Risk Associated with Noninvestment-Grade Securities. Securities rated below investment grade may be subject to greater interest rate, credit and liquidity risks than investment-grade securities.
  Risk Related to the Economy. Low-grade corporate bond returns are sensitive to changes in the economy. The value of the Fund's portfolio may decline in tandem with a drop in the overall value of the stock market based on negative developments in the United States and global economies.
  Interest Rate Risk. Prices of fixed-income securities generally fall when interest rates rise. Interest rate changes have a greater effect on the price of fixed-income securities with longer durations. Duration measures the price sensitivity of a fixed-income security to changes in interest rates.
  Risk of Foreign Investing. Because the Fund invests in securities issued by foreign companies, the Fund's Share price may be more affected by foreign economic and political conditions, taxation policies and accounting and auditing standards than could otherwise be the case.
  Currency Risk. Exchange rates for currencies fluctuate daily. Foreign securities are normally denominated and traded in foreign currencies. As a result, the value of the Fund's foreign investments and the value of the Shares may be affected favorably or unfavorably by changes in currency exchange rates relative to the U.S. dollar.
  Eurozone Related Risk. A number of countries in the European Union (EU) have experienced, and may continue to experience, severe economic and financial difficulties. Additional EU member countries may also fall subject to such difficulties. These events could negatively affect the value and liquidity of the Fund's investments in euro-denominated securities and derivatives contracts, securities of issuers located in the EU or with significant exposure to EU issuers or countries.
  Leverage Risk. Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested.
  Risk of Investing in Emerging Market Countries. Securities issued or traded in emerging markets generally entail greater risks than securities issued or traded in developed markets. Emerging market economies may also experience more severe downturns (with corresponding currency devaluations) than developed economies.
  Risk of Investing in Derivative Contracts and Hybrid Instruments. Derivative contracts and hybrid instruments involve risks different from, or possibly greater than, risks associated with investing directly in securities and other traditional investments. Specific risk issues related to the use of such contracts and instruments include valuation issues, increased potential for losses and/or costs to the Fund and a potential reduction in gains to the Fund. Each of these issues is described in greater detail in the Prospectus. Derivative contracts and hybrid instruments may also involve other risks described in the Prospectus or the Fund's Statement of Additional Information (SAI), such as interest rate, credit, currency, liquidity and leverage risks.
  Technology Risk. Proprietary and third party data and systems are utilized to support decision making for the Fund. Data imprecision, software or other technology malfunctions, programming inaccuracies and similar circumstances may impair the performance of these systems, which may negatively affect Fund performance.
		The Shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	The Shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance: Bar Chart and Table Risk/Return Bar Chart
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and performance table below reflect historical performance data for the Fund's P class. The performance information shown below will help you analyze the Fund's investment risks in light of its historical returns. The bar chart shows the variability of the Fund's P class total returns on a calendar year-by-year basis. The Average Annual Total Return Table shows returns averaged over the stated periods, and includes comparative performance information. The Fund's performance will fluctuate, and past performance is not necessarily an indication of future results. For current performance information, contact your insurance company.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below reflect historical performance data for the Fund's P class. The performance information shown below will help you analyze the Fund's investment risks in light of its historical returns. The bar chart shows the variability of the Fund's P class total returns on a calendar year-by-year basis. The Average Annual Total Return Table shows returns averaged over the stated periods, and includes comparative performance information.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's performance will fluctuate, and past performance is not necessarily an indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Federated High Income Bond Fund II - P Class
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The total returns shown in the bar chart above are based upon net asset value and do not reflect the charges and expenses of a variable annuity or variable life insurance contract. If contract charges or fees had been included, the returns shown would have been lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The total returns shown in the bar chart above are based upon net asset value and do not reflect the charges and expenses of a variable annuity or variable life insurance contract. If contract charges or fees had been included, the returns shown would have been lower.

		Within the periods shown in the bar chart, the Fund's P class highest quarterly return was 20.22% (quarter ended June 30, 2009). Its lowest quarterly return was (19.65)% (quarter ended December 31, 2008).
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return Table
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Return Before Taxes is shown for the Fund's P class. (For the Period Ended December 31, 2012)
Primary Shares Class | Federated High Income Bond Fund II | P
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	rr_MaximumDeferredSalesChargeOverOther
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption
Exchange Fee	rr_ExchangeFeeOverRedemption
Management Fee	rr_ManagementFeesOverAssets	0.60%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.42%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.02%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	0.20%	[1]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.82%
1 Year	rr_ExpenseExampleYear01	104
3 Years	rr_ExpenseExampleYear03	325
5 Years	rr_ExpenseExampleYear05	563
10 Years	rr_ExpenseExampleYear10	1,248
2003	rr_AnnualReturn2003	22.22%
2004	rr_AnnualReturn2004	10.46%
2005	rr_AnnualReturn2005	2.66%
2006	rr_AnnualReturn2006	10.80%
2007	rr_AnnualReturn2007	3.43%
2008	rr_AnnualReturn2008	(25.99%)
2009	rr_AnnualReturn2009	52.85%
2010	rr_AnnualReturn2010	14.73%
2011	rr_AnnualReturn2011	5.17%
2012	rr_AnnualReturn2012	14.70%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.22%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.65%)
1 Year	rr_AverageAnnualReturnYear01	14.70%
5 Years	rr_AverageAnnualReturnYear05	9.38%
10 Years	rr_AverageAnnualReturnYear10	9.54%
Primary Shares Class | Federated High Income Bond Fund II | Barclays U.S. Corporate High Yield 2% Issuer Capped Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.78%	[2]
5 Years	rr_AverageAnnualReturnYear05	10.45%	[2]
10 Years	rr_AverageAnnualReturnYear10	10.60%	[2]
Primary Shares Class | Federated High Income Bond Fund II | Lipper Variable Underlying Funds High Current Yield Average
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.09%	[3]
5 Years	rr_AverageAnnualReturnYear05	7.89%	[3]
10 Years	rr_AverageAnnualReturnYear10	8.97%	[3]

[1]	The Adviser and its affiliates have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (excluding Acquired Fund Fees and Expenses, if any) paid by the Fund's P class (after the voluntary waivers and/or reimbursements) will not exceed 0.82% (the "Fee Limit") up to but not including the later of (the "Termination Date"): (a) May 1, 2014; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Fund's Board of Trustees.
[2]	The Barclays U.S. Corporate High Yield 2% Issuer Capped Index is the 2% Issuer Cap component of the Barclay's U.S. Corporate High Yield Index (BHYI). The BHYI is an index that covers the universe of fixed-rate, noninvestment-grade debt. Pay-in-kind (PIK) markets (e.g., Argentina, Brazil, Venezuela, etc.) are excluded, but Canadian and global bonds (SEC registered) of issuers in non-EMG countries are included. Original issue zeroes, step-up coupon structures and 144-As are also included.
[3]	Lipper figures represent the average total returns reported by all of the funds serving as underlying investment options for variable insurance contracts designated by Lipper, Inc. as falling into the category indicated. They do not reflect sales charges.